SCHEDULE OF (LOSS) PROFIT BEFORE INCOME TAX (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Loss Before Income Tax
Cost of revenue	$ 13,183,875	$ 10,901,474	$ 10,514,343
Depreciation expenses of:
- Property, plant and equipment	130,120	38,520	59,271
- Right-of-use assets	41,325	39,693	67,984
Provision for (reversal of) allowance for expected credit losses on trade receivables	823,121	(182,659)	179,849
Provision for allowance for expected credit losses on other receivables	162,498
Write-down of inventories	241,503	112,712
Auditor’s remuneration	186,725	149,008	173,092
Employee benefits expenses (including directors’ remuneration):
- Salaries and allowances	1,757,829	1,766,362	2,084,660
- Pension scheme contribution	$ 149,172	$ 189,713	$ 264,116